Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Operating Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2016:

(Dollars in thousands)

Years ending December 31,	Lease Obligation
2018	$91
2019	72
2020	54
2021	56
2022	5
2023 and beyond	-
Total minimum payments required	$278